RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details 9) (Recurring basis, CAD) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Quoted Prices in Active Markets (Level I)
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	44	23
Assets and liabilities, net	24	(61)
Quoted Prices in Active Markets (Level I) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	75	124
Derivative liabilities	(95)	(208)
Significant Other Observable Inputs (Level II)
Fair Value Hierarchy
Assets and liabilities, net	(1)	(172)
Significant Other Observable Inputs (Level II) | Interest rate contracts
Fair Value Hierarchy
Derivative assets	24	35
Derivative liabilities	(14)	(23)
Significant Other Observable Inputs (Level II) | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	119	142
Derivative liabilities	(76)	(102)
Significant Other Observable Inputs (Level II) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	213	201
Derivative liabilities	(269)	(454)
Significant Other Observable Inputs (Level II) | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	13	55
Derivative liabilities	(11)	(26)
Significant Unobservable Inputs (Level III)
Fair Value Hierarchy
Assets and liabilities, net	(2)	(15)
Significant Unobservable Inputs (Level III) | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	2
Derivative liabilities	(4)	(15)
Total fair value
Fair Value Hierarchy
Non-Derivative Financial Instruments: Available-for-sale assets	44	23
Assets and liabilities, net	21	(248)
Total fair value | Interest rate contracts
Fair Value Hierarchy
Derivative assets	24	35
Derivative liabilities	(14)	(23)
Total fair value | Foreign exchange contracts
Fair Value Hierarchy
Derivative assets	119	142
Derivative liabilities	(76)	(102)
Total fair value | Commodity contract | Power
Fair Value Hierarchy
Derivative assets	215	201
Derivative liabilities	(273)	(469)
Total fair value | Commodity contract | Gas
Fair Value Hierarchy
Derivative assets	88	179
Derivative liabilities	(106)	(234)